T. ROWE PRICE RETIREMENT 2030 FUND
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 77.6%
T. Rowe Price Funds:
Equity Index 500 Fund	2,496,724	505,542	215,018	33,867,340	3,156,436
Growth Stock Fund	2,682,054	2,747	235,974	30,177,311	2,841,797
Value Fund	2,278,121	50,062	21,552	70,754,500	2,570,511
Overseas Stock Fund	1,200,026	12,655	81,534	117,766,278	1,265,988
International Stock Fund	1,127,262	1,655	22,589	66,269,748	1,259,788
International Value Equity Fund	1,160,107	1,655	27,780	99,364,537	1,246,031
Emerging Markets Stock Fund	731,006	315	70,460	16,759,712	785,360
Mid-Cap Growth Fund	665,887	4,357	16,135	7,062,994	725,581
Mid-Cap Value Fund	561,462	854	14,557	22,907,580	620,108
New Horizons Fund(2)	514,328	199	80,627	5,968,131	477,570
Small-Cap Stock Fund(2)	393,493	5,046	8,508	8,220,951	439,246
Small-Cap Value Fund	335,744	531	8,956	8,468,064	367,853
Real Assets Fund	323,382	463	9,022	30,927,451	350,717
U. S. Large-Cap Core Fund	60,781	89,108	1,193	5,814,825	166,827
Emerging Markets Discovery Stock
Fund	7,061	37,401	411	3,797,234	44,997
Total Equity Mutual Funds (Cost $10,634,463)					16,318,810

BOND MUTUAL FUNDS 21.6%
T. Rowe Price Funds:
New Income Fund	1,847,427	117,795	42,855	198,045,385	1,966,591
International Bond Fund (USD
Hedged)	643,151	14,188	20,090	63,699,257	651,006
Dynamic Global Bond Fund	440,024	3,389	10,259	44,812,882	438,718
Emerging Markets Bond Fund	366,806	7,121	9,598	35,346,703	395,883
High Yield Fund	327,461	37,732	8,548	57,543,013	371,728
U. S. Treasury Long-Term Fund	317,058	1,970	7,546	20,159,783	307,235
Limited Duration Inflation Focused
Bond Fund	285,799	995	30,583	51,108,697	265,254
Floating Rate Fund	134,513	1,748	3,662	14,564,417	135,449
Total Bond Mutual Funds (Cost $4,375,316)					4,531,864

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2030 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
	(Cost and value in $000s)

	SHORT-TERM INVESTMENTS 0.6%
	T. Rowe Price Funds:
	U. S. Treasury Money Fund,
0.24% (3)	420,955	396,296	684,431	132,819,521	132,820
	Total Short-Term Investments (Cost $132,820)				132,820

	Total Investments in Securities 99.8%
	(Cost $15,142,599)				$20,983,494

	Other Assets Less Liabilities 0.2%				49,880

	Net Assets 100.0%				$21,033,374

(1)		Each underlying Price Fund is an affiliated company; the fund is invested in the Z
		Class of each underlying Price Fund. Additional information about each
	underlying Price Fund is available by calling 1-877-495-1138 and at
	www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2030 FUND

Futures Contracts
($000s)
			Value and
	Expiration	Notional	Unrealized
	Date	Amount	Gain (Loss)
Short, 959 Russell 2000 E-Mini Index contracts	9/20	(74,864)	$(8,153)
Short, 1,590 MSCI EAFE Index contracts	9/20	(151,058)	(9,802)
Short, 3,012 S&P 500 E-Mini Index contracts	9/20	(526,935)	(48,427)
Long, 4,732 U. S. Treasury Notes ten year
contracts	12/20	658,931	(870)
Net payments (receipts) of variation margin to date			70,657

Variation margin receivable (payable) on open futures contracts			$3,405

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2030 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$305	$5,564	$2,772
Emerging Markets Bond Fund	(328)	31,554	4,576
Emerging Markets Discovery
Stock Fund	57	946	—
Emerging Markets Stock Fund	11,328	124,499	—
Equity Index 500 Fund	24,202	369,188	12,513
Floating Rate Fund	(60)	2,850	1,537
Growth Stock Fund	162,077	392,970	—
High Yield Fund	119	15,083	5,306
International Bond Fund (USD
Hedged)	264	13,757	3,233
International Stock Fund	5,110	153,460	—
International Value Equity Fund	(81)	112,049	—
Limited Duration Inflation
Focused Bond Fund	759	9,043	581
Mid-Cap Growth Fund	3,717	71,472	—
Mid-Cap Value Fund	(254)	72,349	—
New Horizons Fund	38,682	43,670	—
New Income Fund	1,007	44,224	13,761
Overseas Stock Fund	3,165	134,841	—
Real Assets Fund	930	35,894	—
Small-Cap Stock Fund	1,271	49,215	—
Small-Cap Value Fund	365	40,534	—
U. S. Large-Cap Core Fund	173	18,131	—
U. S. Treasury Long-Term Fund	1,378	(4,247)	1,489
Value Fund	9,016	263,880	—
U. S. Treasury Money Fund	—	—	162
Totals	$263,202#	$2,000,926	$45,930+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $45,930 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2030 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2030 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.